Interim Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Parentheticals)	6 Months Ended		12 Months Ended
	Jun. 30, 2023 $ / shares shares	Jun. 30, 2023 ¥ / shares shares	Dec. 31, 2022 ¥ / shares shares
Income Statement [Abstract]
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	$ (0.16)	¥ (1.16)	¥ 0.59
Diluted	20,494,426	20,494,426	17,200,000